DEFERRED COMPENSATION/NQDC (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)	2
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued	$ 180,000
Deferred Compensation Arrangement with Individual, Recorded Liability		933,474	884,474
Deferred Compensation Share-based Arrangements, Liability, Current	$ 784,474